Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,272,500.00
Previously Paid Amount	0.00
Total Fee Amount	47,820.23
Total Offset Amount	0.00
Net Fee	47,820.23
Narrative - Max Aggregate Offering Price	$ 346,272,500.00
Final Prospectus	true